Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Pricipal Subsidiaries and Consolidated Affiliated Entities

As of December 31, 2024, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of direct or indirect establishment/acquisition	Place of incorporation	Percentage of direct or economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	August, 2017	Hong Kong	100%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	October, 2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	February, 2018	PRC	100%
Qtech USA Inc. (“Qtech”)	April, 2018	USA	100%
QTT Asia Ltd.(“QTT Asia”)	April, 2018	British	100%
Kubik Media International Ltd. (“Kubik Media”)	May, 2018	BVI	100%
Kubik Technology Pte., Ltd. (“Kubik Technology”)	May, 2018	Singapore	100%
Fun Literature Limited (Cayman) (“Fun Literature”)	October, 2018	Cayman Islands	65%
Fun Literature (HK) Limited (“Fun Literature HK”)	October, 2018	Hong Kong	100%
PT. Sedjahtera Inti Abadi (“Abadi”)	October, 2018	Indonesia	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	December, 2018	PRC	100%
AI-Fun Technology Limited (“AI-Fun”)	January, 2019	Hong Kong	100%
Fun-Platform Holdings Limited (“Fun-Platform”)	January, 2019	Cayman	100%
Shanghai Chenxing Software Technology Co., Ltd. (“Chenxing”)	January, 2020	PRC	100%
Shanghai Luoshi Software Technology Co., Ltd. (“Luoshi”)	January, 2020	PRC	100%
Shanghai Shuqin Information Technology Co., Ltd. (“Shuqin”)	November, 2020	PRC	100%
Fun Literature SG Pte. Ltd. (“Fun SG”)	February, 2021	Singapore	100%
Shanghai Chengshan Information Technology Co., Ltd. (“Chengshan”)	March, 2021	PRC	100%
Hainan Mengbang Network Technology Co., Ltd. (“Mengbang”)	June, 2021	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	January, 2012	PRC	100%
Beijing Churun Internet Technology Co., Ltd. (“Churun”)	November, 2018	PRC	100%
Shanghai DragonS Information Technology, Co., Ltd (“ DragonS Information”)	January, 2019	PRC	100%
Hubei Rapid Information Technology Co., Ltd. (“Rapid Information”)	March, 2019	PRC	100%
Shanghai Ququanquan Information Technology Co., Ltd. (“Ququanquan”)	October, 2019	PRC	100%
Shanghai Miaoliang Information Technology Co., Ltd. (“Miaoliang”)	November, 2020	PRC	100%
Shanghai Zishu Information Technology Co., Ltd. (“Zishu”)	November, 2020	PRC	100%
Shanghai Yuanying Information Technology Co., Ltd. (“Yuanying”)	April, 2021	PRC	100%
Bixing Network Technology (Shaoxing) Co., Ltd	February, 2023	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn”)	November, 2018	PRC	100%
Shanghai Manchuan Information Technology Co., Ltd. (“Manchuan”)	March, 2020	PRC	100%

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	July, 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	July, 2016	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan”)	March, 2017	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd. (“Qukandian”)	April, 2017	PRC	100%
Tianjin Quwen Internet Technology Co., Ltd. (“Quwen”)	August, 2018	PRC	100%
Shanghai Heitu Internet Technology Co., Ltd. (“Heitu”)	January, 2019	PRC	100%
Shanghai Zheyun Internet Technology Co., Ltd. (“Zheyun”)	January, 2019	PRC	100%
Beijing Supreme Pole International Sports Development Co., Ltd. (“Supreme Pole International Sports”)	January, 2019	PRC	100%
Hubei Qingluo Information Technology Co., Ltd. (“Qingluo”)	March, 2019	PRC	100%
Shanghai Tuohuan Information Technology Co., Ltd. (“Tuohuan”)	September, 2019	PRC	100%
Shanghai Xunkai Information Technology Co., Ltd. (“Xunkai”)	October, 2019	PRC	100%
Shanghai Xixia Information Technology Co., Ltd. (“Xixia”)	October, 2019	PRC	100%
Hubei Rapid Information Technology Co., Ltd. Shanghai Branch (“Jietu”)	January, 2020	PRC	100%
Shanghai Yunxi Information Technology Co., Ltd. (“Yunxi”)	April, 2020	PRC	100%
Shanghai Mili Information Technology Co., Ltd. (“Mili”)	March, 2020	PRC	100%
Shanghai Guanji Information Technology Co., Ltd. (“Guanji”)	February, 2021	PRC	100%
Shanghai Yimao Information Technology Co., Ltd. (“Yimao”)	February, 2021	PRC	100%
Shanghai Xier Information Technology Co., Ltd. (“Xier”)	April, 2021	PRC	100%
Shanghai Yixun Information Technology Co., Ltd. (“Yixun”)	June, 2021	PRC	100%